AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 2, 2017

                                                             File No. 333-192858
                                                              File No. 811-22920

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          /X/
                        POST-EFFECTIVE AMENDMENT NO. 101                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                               AMENDMENT NO. 105                             /X/

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact Name of Registrant as Specified in Charter)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 932-7781
              (Registrant's Telephone Number, including Area Code)

                                MICHAEL BEATTIE
                              C/O SEI INVESTMENTS
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

SEAN GRABER, ESQUIRE                               DIANNE M. DESCOTEAUX, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                        C/O SEI INVESTMENTS
1701 MARKET STREET                                 ONE FREEDOM VALLEY DRIVE
PHILADELPHIA, PENNSYLVANIA 19103                   OAKS, PENNSYLVANIA 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          / /     Immediately upon filing pursuant to paragraph (b)
          /X/     On June 23, 2017 pursuant to paragraph (b)
          / /     60 days after filing pursuant to paragraph (a)(1)
          / /     75 days after filing pursuant to paragraph (a)(2)
          / /     On [date] pursuant to paragraph (a) of Rule 485
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     [X]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 101 is being filed pursuant to paragraph
(b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely to designate June 23, 2017 as the new effective date for the Registration Statement of the BNP Paribas AM Emerging Markets Debt Fund (the "Fund"), a series of The Advisors' Inner Circle Fund III (the "Trust"), filed in Post-Effective Amendment No. 82 on December 21, 2016 pursuant to paragraph
(a)(2) of Rule 485 under the 1933 Act (Accession No. 0001135428-16-001925). This
Post-Effective Amendment No. 101 relates solely to the Fund and does not designate a new effective date for the Registration Statement of any other series of the Trust filed in Post-Effective Amendment No. 82. The effectiveness of the Registration Statement of the Fund filed in Post-Effective Amendment No. 82 was previously delayed pursuant to Post-Effective Amendment No. 89, filed on March 3, 2017 (Accession No. 0001135428-17-000181), Post-Effective Amendment No. 94, filed on April 4, 2017 (Accession No. 0001135428-17-000409), and
Post-Effective Amendment No. 98, filed on May 4, 2017 (Accession No. 0001135428-17-000463).

                              PART A - PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 82.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 82.

                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of Post-Effective Amendment No. 82.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 101 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 2nd day of June, 2017.

                                             THE ADVISORS' INNER CIRCLE FUND III

                                             By:             *
                                                --------------------------------
                                                Michael Beattie
                                                President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


          *                       Trustee                           June 2, 2017
---------------------
William M. Doran

          *                       Trustee                           June 2, 2017
---------------------
Jon C. Hunt

          *                       Trustee                           June 2, 2017
---------------------
Thomas P. Lemke

          *                       Trustee                           June 2, 2017
---------------------
Jay Nadel

          *                       Trustee                           June 2, 2017
---------------------
Randall S. Yanker

          *                       President                         June 2, 2017
---------------------
Michael Beattie

          *                       Treasurer, Controller &           June 2, 2017
---------------------             Chief Financial Officer
Stephen Connors

* By:   /s/ Dianne M. Descoteaux
        ------------------------
        Dianne M. Descoteaux
        Attorney-in-Fact